Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of leases

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expense	40,554,178	24,508,899	15,584,430
Short-term lease expense	159,623	638,012	112,265
Total lease expense	40,713,801	25,146,911	15,696,695

	As of	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	22,792,474	15,816,035
Current portion of lease liabilities	14,767,840	11,457,877
Non-current portion of lease liabilities	6,700,694	4,222,724
Total operating lease liabilities	21,468,534	15,680,601
Weighted-average remaining lease term (in years) – operating leases	1.77	1.36
Weighted-average discount rate – operating leases	4.49%	4.51%

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Cash paid for operating leases	22,841,590	13,667,004
Lease liabilities arising from obtaining right-of-use assets	5,247,887	18,512,505

Summary of future minimum lease payments under non-cancellable operating lease agreements

As of December 31, 2024, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB
2025	11,983,493
2026	4,950,107
2027 and thereafter	—
Total undiscounted cash flows	16,933,600
Less: imputed interest	1,252,999
Total	15,680,601

Lease liabilities due within one year	11,457,877
Lease liabilities due after one year	4,222,724